Schedule II - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts and Reserves
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
(In millions)

COLUMN A	COLUMN B	COLUMN C		COLUMN D	COLUMN E
		Additions
Description	Balance at beginning of period	Charged to costs and expense	Charged to other accounts	Deductions – write-offs	Balance at end of period

For the year ended December 31, 2017

Allowances deducted from assets to which they apply:

Trade accounts receivable	$76	$—	$6	$(11)	$71

Deferred tax assets	225	9	—	(6)	228

For the year ended December 31, 2016

Allowances deducted from assets to which they apply:

Trade accounts receivable	83	9	(1)	(15)	76

Deferred tax assets	241	(14)	2	(4)	225

For the year ended December 31, 2015

Allowances deducted from assets to which they apply:

Trade accounts receivable	88	4	(9)	—	83

Deferred tax assets	245	21	(9)	(16)	241

Amounts charged to other accounts primarily relates to foreign currency translation.